Retirement Employee Benefits - Schedule of Main Actuarial Assumptions at Reporting Date (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Discount of the projected benefit obligation at present value	7.40%	9.20%	7.60%
Salary increase	6.80%	6.00%	5.00%
Remaining labor life	17 years 7 months 6 days	18 years 7 months 6 days	17 years 8 months 12 days
Inflation	6.00%	6.70%	4.20%